Variable Interest Entities (Tables)	6 Months Ended
Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Sale and Leaseback Arrangement
A summary of this sale and lease back arrangement, including repurchase options and obligations as of June 30, 2016 is provided below:

Vessel	Effective from	Sales value (in $ millions)	First repurchase option (in $ millions)	Date of first repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Seal	March 2016	203.0	132.8	March 2021	87.4	March 2026

Summary of Bareboat Charters
A summary of our payment obligations (excluding repurchase options and obligations) under the bareboat charters with the lessor VIEs as of June 30, 2016, are shown below:

(in thousands of $)	2016 (1)	2017	2018	2019	2020	2021+
Golar Glacier	8,620	17,100	17,100	17,100	17,147	64,185
Golar Kelvin	8,620	17,100	17,100	17,100	17,147	66,996
Golar Snow	8,620	17,100	17,100	17,100	17,147	66,996
Golar Ice	8,620	17,100	17,100	17,100	17,147	69,900
Golar Tundra (2)*	5,931	11,863	11,863	11,863	11,863	57,336
Golar Seal	7,472	15,151	15,151	15,193	15,151	75,797

(1) For the six months ended December 31, 2016.
(2) As a result of the sale of the Golar Tundra to Golar Partners in May 2016 (see "Tundra Lessor VIE" below), the payment obligations under the bareboat charter with the Golar Tundra lessor VIE are borne by Golar Partners. However, by virtue of the put option contained within the sale and purchase arrangements, we will continue to consolidate the Golar Tundra related entities until the charter with WAGL commences.
*The payment obligation relating to the Golar Tundra presented in the table above excludes variable rental payments due under the lease. Based on an assumed LIBOR of 0.38% plus margin, additional payments totaling $73.7 million should be payable over the lifetime of the lease.

Schedule of Assets and Liabilities of Lessor VIEs
The assets and liabilities of these lessor VIEs that most significantly impact our consolidated balance sheet as of June 30, 2016 and December 31, 2015, are as follows:

(in thousands of $)	Golar Glacier	Golar Kelvin	Golar Snow	Golar Ice	Golar Tundra	Golar Seal	June 30, 2016	December 31, 2015
Assets							Total	Total
Restricted cash and short-term receivables	18,408	25,625	17,813	11,380	—	3,819	77,045	35,450
Restricted cash and short-term receivables - held-for-sale current assets (1)	—	—	—	—	167	—	167	3,618
	18,408	25,625	17,813	11,380	167	3,819	77,212	39,068

Liabilities
Debt:
Short-term interest bearing debt	40,903	182,540	31,079	172,046	—	—	426,568	408,978
Long-term interest bearing debt - current portion	7,650	—	8,000	—	—	5,706	21,356	15,650
Long-term interest bearing debt - non-current portion	132,805	—	142,844	—	—	151,413	427,062	285,700
Long-term interest bearing debt - held-for-sale (1)	—	—	—	—	214,245	—	214,245	201,725
	181,358	182,540	181,923	172,046	214,245	157,119	1,089,231	912,053

(1) The assets and liabilities relating to the Golar Tundra lessor VIE have been reclassified as held-for-sale in connection with the sale of our interests in the companies that own and operate the vessel to Golar Partners.